John Hancock
Government Income Fund
Quarterly portfolio holdings 2/29/2020

Fund’s investments
As of 2-29-20 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 84.4%				$222,307,970
(Cost $209,542,286)
U.S. Government 59.0%				155,499,476
U.S. Treasury
Bond	2.000	02-15-50	450,000	485,895
Bond	2.375	11-15-49	13,225,000	15,437,605
Bond	2.875	05-15-43	4,450,000	5,518,695
Bond	2.875	11-15-46	8,345,000	10,514,048
Bond	2.875	05-15-49	4,534,000	5,809,010
Bond	3.125	08-15-44	5,400,000	6,991,313
Note	1.500	01-15-23	19,195,000	19,528,663
Note	1.500	02-15-30	2,950,000	3,050,484
Note	1.625	12-31-21	18,900,000	19,137,726
Note	1.750	12-31-24	44,500,000	46,231,328
Note	1.750	11-15-29	11,750,000	12,406,348
Note	3.000	10-31-25	9,350,000	10,388,361
U.S. Government Agency 25.4%				66,808,494
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	04-01-43	992,552	1,052,615
30 Yr Pass Thru	3.000	10-01-49	982,289	1,017,680
30 Yr Pass Thru	3.500	12-01-44	3,197,367	3,445,858
30 Yr Pass Thru	3.500	02-01-47	1,435,541	1,517,276
30 Yr Pass Thru	3.500	03-01-48	2,368,866	2,490,786
30 Yr Pass Thru	4.000	12-01-40	709,267	773,690
30 Yr Pass Thru	4.000	01-01-41	758,930	827,864
30 Yr Pass Thru	4.000	01-01-41	859,084	937,115
30 Yr Pass Thru	4.000	11-01-43	1,151,214	1,257,578
30 Yr Pass Thru	4.000	06-01-47	1,353,131	1,451,511
Federal National Mortgage Association
15 Yr Pass Thru	3.000	03-01-28	1,166,932	1,216,021
30 Yr Pass Thru	3.000	10-01-49	2,454,749	2,565,283
30 Yr Pass Thru	3.000	11-01-49	2,474,110	2,566,188
30 Yr Pass Thru	3.000	11-01-49	2,465,759	2,576,789
30 Yr Pass Thru	3.500	07-01-43	1,842,608	1,987,761
30 Yr Pass Thru	3.500	03-01-44	880,095	949,701
30 Yr Pass Thru	3.500	01-01-45	4,389,599	4,738,138
30 Yr Pass Thru	3.500	04-01-45	4,037,548	4,324,067
30 Yr Pass Thru	3.500	10-01-49	1,935,340	2,024,295
30 Yr Pass Thru	4.000	09-01-40	2,081,049	2,269,660
30 Yr Pass Thru	4.000	12-01-40	1,384,450	1,509,494
30 Yr Pass Thru	4.000	09-01-41	1,449,999	1,580,510
30 Yr Pass Thru	4.000	10-01-41	1,355,891	1,482,593
30 Yr Pass Thru	4.000	01-01-42	698,268	763,954
30 Yr Pass Thru	4.000	07-01-42	1,704,481	1,864,823
30 Yr Pass Thru	4.000	11-01-42	3,434,747	3,743,901
30 Yr Pass Thru	4.000	11-01-43	2,985,687	3,284,279
30 Yr Pass Thru	4.000	12-01-43	1,706,065	1,851,094
30 Yr Pass Thru	4.500	08-01-40	1,378,639	1,526,493
30 Yr Pass Thru	4.500	06-01-41	2,379,508	2,630,239
30 Yr Pass Thru	4.500	07-01-41	2,186,349	2,416,726
30 Yr Pass Thru	4.500	11-01-41	443,361	490,355
30 Yr Pass Thru	4.500	02-01-42	1,403,604	1,550,626

30 Yr Pass Thru	4.500	04-01-48	1,957,066	2,123,531
2	JOHN HANCOCK GOVERNMENT INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Collateralized mortgage obligations 13.7%				$36,120,813
(Cost $35,985,397)
Commercial and residential 3.2%				8,501,964
Citigroup Mortgage Loan Trust, Inc. Series 2018-RP1, Class A1 (A)(B)	3.000	09-25-64	1,559,353	1,609,099
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2012-CR2, Class XA IO	1.633	08-15-45	3,774,957	124,248
Commercial Mortgage Trust (Deutsche Bank AG) Series 2013-LC13, Class B (A)(B)	5.009	08-10-46	595,000	654,298
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-HSBC, Class XA IO (A)	1.431	07-05-32	4,766,373	141,880
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA	3.500	08-25-57	2,127,783	2,258,381
Series 2019-1, Class MA	3.500	07-25-58	1,582,012	1,685,538
Series 2019-2, Class MA	3.500	08-25-58	926,268	989,843
Wells Fargo Commercial Mortgage Trust Series 2013-120B, Class C (A)(B)	2.710	03-18-28	1,040,000	1,038,677
U.S. Government Agency 10.5%				27,618,849
Federal Home Loan Mortgage Corp.
Series 4083, Class PB	3.500	09-15-41	4,442,149	4,744,775
Series 4459, Class CA	5.000	12-15-34	106,621	116,016
Series K017, Class X1 IO	1.439	12-25-21	3,382,340	60,462
Series K018, Class A2	2.789	01-25-22	1,984,362	2,023,912
Series K018, Class X1 IO	1.445	01-25-22	3,346,457	62,192
Series K022, Class X1 IO	1.337	07-25-22	8,789,571	209,059
Series K026, Class X1 IO	1.100	11-25-22	4,217,420	92,893
Series K030, Class X1 IO	0.294	04-25-23	46,834,944	245,794
Series K032, Class A1	3.016	02-25-23	697,665	715,536
Series K038, Class X1 IO	1.286	03-25-24	6,639,645	258,393
Series K048, Class X1 IO	0.370	06-25-25	5,094,750	61,070
Series K050, Class X1 IO	0.455	08-25-25	72,620,362	1,218,439
Series K053, Class X1 IO	1.025	12-25-25	27,755,443	1,267,266
Series K054, Class X1 IO	1.312	01-25-26	21,621,038	1,316,555
Series K715, Class X1 IO	1.232	01-25-21	35,243,592	269,846
Series K716, Class A2	3.130	06-25-21	575,000	583,421
Series K718, Class X1 IO	0.727	01-25-22	20,377,564	181,491
Series K720, Class X1 IO	0.640	08-25-22	63,107,143	600,944
Series K722, Class X1 IO	1.440	03-25-23	26,370,025	844,315
Series K725, Class A1	2.666	05-25-23	1,227,469	1,255,424
Series KSMC, Class A2	2.615	01-25-23	2,000,000	2,068,071
Federal National Mortgage Association
Series 1993-225, Class TK	6.500	12-25-23	116,843	122,036
Series 2013-40, Class DG	2.000	06-25-37	546,150	548,204
Series 2014-44, Class DA	3.000	07-25-36	930,351	985,150
Series 2014-49, Class CA	3.000	08-25-44	864,723	904,472
Series 2018-M7, Class A1 (B)	3.052	03-25-28	1,878,077	2,032,782
Government National Mortgage Association
Series 2012-114, Class IO	0.775	01-16-53	1,571,020	69,154
Series 2013-30, Class A	1.500	05-16-42	418,215	416,223
Series 2015-7, Class IO	0.762	01-16-57	13,764,432	671,682
Series 2017-109, Class IO	0.600	04-16-57	2,538,129	127,595
Series 2017-124, Class IO	0.709	01-16-59	3,240,498	200,996
Series 2017-140, Class IO	0.612	02-16-59	1,864,564	106,863
Series 2017-20, Class IO	0.740	12-16-58	4,092,995	235,605
Series 2017-41, Class IO	0.786	07-16-58	2,735,091	165,400
Series 2017-46, Class IO	0.620	11-16-57	2,997,531	166,703
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-54, Class IO	0.652	12-16-58	19,059,212	$1,084,759
Series 2017-61, Class IO	0.764	05-16-59	1,889,474	126,537
Series 2017-74, Class IO	0.774	09-16-58	3,175,886	163,283
Series 2017-89, Class IO	0.765	07-16-59	3,488,321	234,101
Series 2018-114, Class IO	0.541	04-16-60	3,748,815	222,157
Series 2018-68, Class A	2.850	04-16-50	699,866	719,743

Series 2018-9, Class IO	0.559	01-16-60	2,193,695	119,530
Asset backed securities 1.2%				$3,250,931
(Cost $2,641,595)
Asset backed securities 1.2%				3,250,931
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) (A)(C)	1.867	07-25-36	202,598	202,560
Pennsylvania Higher Education Assistance Agency Series 2006-2, Class A3 (3 month LIBOR + 0.130%) (C)	1.924	10-25-36	899,685	889,158
TAL Advantage V LLC Series 2014-1A, Class A (A)	3.510	02-22-39	156,000	157,586
Towd Point Mortgage Trust
Series 2017-1, Class A1 (A)(B)	2.750	10-25-56	110,518	112,803
Series 2017-2, Class A1 (A)(B)	2.750	04-25-57	84,936	86,291
Series 2017-3, Class A1 (A)(B)	2.750	07-25-57	1,124,515	1,147,585
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) (A)(C)	2.227	02-25-57	655,803	654,948

	Yield (%)	Shares	Value
Short-term investments 0.3%			$960,849
(Cost $960,798)
Short-term funds 0.3%			960,849
John Hancock Collateral Trust (D)	1.6968(E)	96,000	960,849

Total investments (Cost $249,130,076) 99.6%	$262,640,563
Other assets and liabilities, net 0.4%	955,848
Total net assets 100.0%	$263,596,411

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 2-29-20.
4	JOHN HANCOCK GOVERNMENT INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	91	Long	Jun 2020	$19,744,339	$19,867,859	$123,520
5-Year U.S. Treasury Note Futures	51	Long	Jun 2020	6,183,947	6,260,250	76,303
						$199,823
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	5

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued at last traded price on the exchange on which they trade.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 29, 2020, by major security category or type:
	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$222,307,970	—	$222,307,970	—
Collateralized mortgage obligations	36,120,813	—	36,120,813	—
Asset backed securities	3,250,931	—	3,250,931	—
Short-term investments	960,849	$960,849	—	—
Total investments in securities	$262,640,563	$960,849	$261,679,714	—
Derivatives:
Assets
Futures	$199,823	$199,823	—	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	96,000	—	$191,387,842	$(190,430,851)	$3,807	$51	$45,888	—	$960,849
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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